Agreements with Ligand Pharmaceuticals Incorporated	12 Months Ended
Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Agreements with Ligand Pharmaceuticals Incorporated
4.	Agreements with Ligand Pharmaceuticals Incorporated

In May 2014, the Company entered into a master license agreement with Ligand (the “Master License Agreement”), pursuant to which, among other things, the Company acquired the rights to a number of research and development programs under patents related to the Company’s VK5211, VK2809, VK0214, VK0612, EPOR and DGAT-1 programs, related know-how controlled by Ligand and physical quantities of VK5211, VK2809, VK0214, VK0612, EPOR and DGAT-1 compounds.

Pursuant to the terms of the Master License Agreement, the Company has the exclusive right and sole responsibility and decision-making authority for researching and developing any pharmaceutical products that contain or comprise one or any combination of the technology and compounds licensed from Ligand pursuant to the Master License Agreement (the “Licensed Products”). The Company also has the exclusive right and sole responsibility and decision-making authority to conduct all clinical trials and preclinical studies that the Company believes are appropriate to obtain the regulatory approvals necessary for commercialization of the Licensed Products, and the Company will own and maintain all regulatory filings and all regulatory approvals for the Licensed Products. Additionally, pursuant to the terms of the Master License Agreement, the Company has the sole decision-making authority and responsibility and the exclusive right to commercialize any of the Licensed Products, either by itself or, in certain circumstances, through sublicensees selected by the Company. The Company also has the exclusive right to manufacture or have manufactured any Licensed Product itself or, in certain circumstances, through sublicensees or third parties selected by the Company. The Company will own any intellectual property that it develops in connection with the license granted under the Master License Agreement.

As partial consideration for the grant of the rights and licenses to the Company under the Master License Agreement, the Company issued to Ligand at the closing of the IPO 3,655,964 shares of its common stock having an estimated aggregate value of $29.2 million. Furthermore, as partial consideration for the grant of the rights and licenses to the Company under the Master License Agreement the Company entered into the Loan and Security Agreement with Ligand (as discussed below).

As further partial consideration for the grant of the rights and licenses to the Company by Ligand under the Master License Agreement, the Company has agreed to pay to Ligand certain one-time, non-refundable milestone payments in connection with the Licensed Products of up to $1.54 billion in the aggregate upon the achievement of certain development, regulatory and sales milestones. The Company will also pay to Ligand royalties on aggregate annual worldwide net sales of Licensed Products by the Company, its affiliates and its sublicensees at tiered percentage rates from the low-to-upper single digits based upon net sales.

The term of the Master License Agreement will continue unless the agreement is terminated by the Company or Ligand, and each of the Company and Ligand have the right to terminate the Master License Agreement in certain circumstances, including, without limitation, if the other party defaults on certain of its obligations under the Master License Agreement.

Ligand has the right to terminate the Master License Agreement under certain circumstances, including, but not limited to: (1) in the event of the Company’s insolvency or bankruptcy, (2) if the Company does not pay an undisputed amount owing under the Master License Agreement when due and fails to cure such default within a specified period of time, or (3) if the Company defaults on certain of its material and substantial obligations and fails to cure the default within a specified period of time. The Company has the right to terminate the Master License Agreement under certain circumstances, including, but not limited to: (i) if Ligand does not pay an undisputed amount owing under the Master License Agreement when due and fails to cure such default within a specified period of time, or (ii) if Ligand defaults on certain of its material and substantial obligations and fails to cure the default within a specified period of time. In addition, provisions of the Master License Agreement can be terminated on a licensed program-by-program basis under certain circumstances. In the event that the Master License Agreement is terminated in its entirety or with respect to a specific licensed program for any reason: (A) all licenses granted to the Company under the Master License Agreement (or with respect to the specific licensed program) will terminate and the Company will, upon Ligand’s request (subject to Ligand assuming legal responsibility for any clinical trials of the Licensed Products then ongoing), assign and transfer to Ligand (or to such transferee as Ligand may direct), at no cost to Ligand, all regulatory documentation and all regulatory approvals prepared or obtained by the Company or on its behalf related to the Licensed Products (or those related to the specific licensed program), or, if Ligand does not make such a request, the Company will wind down any ongoing clinical trials with respect to the Licensed Products (or those related to the specific licensed program) at no cost to Ligand; (B) the Company will, upon Ligand’s request, sell and transfer to Ligand (or to such transferee as Ligand may direct), at a price equal to 125% of the Company’s costs of goods, any and all chemical, biological or physical materials relating to or comprising the Licensed Products (or those related to the specific licensed program); (C) the Company will have, for a period of six months following termination, the right to sell on the normal business terms in existence before such termination any finished commercial inventory of Licensed Products (or those related to the specific licensed program) which remains on hand, so long as the Company pays to Ligand the applicable royalties and sales milestones; (D) Ligand has the right to require the Company to assign to Ligand the trademarks owned by the Company relating to the Licensed Products (or those related to the specific licensed program); and (E) the Company will grant to Ligand a non-exclusive, worldwide, royalty-bearing sublicensable license under any patent rights and know-how controlled by the Company to the extent necessary to make, have made, import, use, offer to sell and sell the Licensed Products (or those related to the specific licensed program) anywhere in the world at a royalty rate in the low single digits.

Under the Master License Agreement, the Company has agreed to indemnify Ligand for claims relating to the performance of the Company’s obligations under the Master License Agreement, any breach of the representations and warranties made by the Company under the Master License Agreement, clinical trials conducted by the Company and the research, development and commercialization of the Licensed Products by the Company and its affiliates, sublicensees, distributors and agents. In addition, Ligand has agreed to indemnify the Company for claims relating to the performance of its obligations under the Master License Agreement, its breach of representations and warranties under the agreement and its research and development of the licensed compounds before the effective date of the Master License Agreement. Each party’s indemnification obligations will not apply to the extent the claims result from the negligence or willful misconduct of the indemnified party or any of its employees, agents, officers or directors or from the indemnified party’s breach of its representations or warranties set forth in the Master License Agreement.

On September 6, 2014, the Company and Ligand entered into an amendment to the Master License Agreement pursuant to which the parties agreed to certain modifications to the calculations used to determine the number of shares issuable to Ligand pursuant to the Master License Agreement. As a result of the modification, the Company incurred an incremental charge to research and development expense of $517,960 and a corresponding increase in the accrued license fees. In connection with entering into the Master License Agreement with Ligand, the Company entered into a loan and security agreement with Ligand, dated May 21, 2014 (the “Loan and Security Agreement”), pursuant to which, among other things, Ligand agreed to provide the Company with loans in the aggregate amount of up to $2.5 million.

In May 2014, the Company also entered into a Management Rights Letter with Ligand that requires the Company to expand the size of the Company’s board of directors to create an additional directorship on the Company’s board of directors and to allow Ligand to appoint an individual to fill the new directorship. The Management Rights Letter will terminate upon the earliest to occur of the liquidation or indefinite cessation of the Company’s business operations, the execution by the Company of a general assignment for the benefit of creditors or the appointment of a receiver or trustee to take possession of the Company’s property and assets, an acquisition of the Company by means of any transaction (including, without limitation, any reorganization, merger or consolidation) if the Company’s stockholders of record as constituted immediately prior to the transaction hold less than 50% of the voting power of the surviving or acquiring entity, or following the issuance of the Company’s securities pursuant to the Master License Agreement, the date that Ligand ceases to beneficially own at least 7.5% of the Company’s outstanding voting stock, or the date of May 21, 2024.

The Company also entered into a Registration Rights Agreement with Ligand in May 2014 for which the Company granted certain registration rights to Ligand with respect to the securities of the Company issued to Ligand pursuant to the Master License Agreement and the Ligand Note (collectively, the “Viking Securities”), the shares of the Company’s common stock issued or issuable upon conversion of the Viking Securities, if applicable, the shares of the Company’s common stock issued as a dividend or other distribution with respect to, in exchange for or in replacement of the Viking Securities and the shares of the Company’s capital stock issued upon conversion of the Ligand Note, or collectively, the Registrable Securities.

Under the Registration Rights Agreement, the Company has agreed to file with the SEC, by no later than the first date on which the lock-up requested by the underwriters for the Company’s initial public offering expires or lapses with respect to Ligand (or the first business day thereafter), a registration statement on Form S-1 under the Securities Act that covers the resale of the full amount of the Registrable Securities. The Company has agreed to use commercially reasonable efforts to have the Registration Statement declared effective by the SEC as soon as practically possible after it is filed with the SEC. There are certain cash payment penalties that the Company may need to pay to Ligand if the Company does not meet certain timelines with the SEC. The Company has also agreed to use commercially reasonable efforts to keep each Registration Statement filed pursuant to the Registration Rights Agreement effective for certain periods of time.

The Registration Rights Agreement was amended on January 22, 2016 (see Note 13 for a description of the amendments to the agreement).

In May 2014, the Company entered into a Sublease Agreement with Ligand, as sublandlord, for approximately 5,851 square feet of individual and shared space within the building located at 11119 North Torrey Pines, San Diego, California 92037. Under the Sublease Agreement, the Company was required, among other things, to pay base rent in the amount of approximately $13,500 per month through December 31, 2014. The sublease commenced on May 21, 2014 and expired on December 31, 2014.